Condensed Combined Consolidated Balance Sheets $ in Thousands	Jun. 30, 2015 USD ($)
Current assets:
Cash and cash equivalents	$ 112,867
Accounts receivable-affiliate	25,188
Prepaid expenses	209
Total current assets	138,264
Property and equipment:
Gathering and compressions systems	1,325,106
Water handling systems	441,692
Less accumulated depreciation	(112,078)
Property and equipment, net	1,654,720
Other assets, net	16,823
Total assets	1,809,807
Current liabilities:
Accounts payable	10,346
Accounts payable-affiliate	1,430
Accrued capital expenditures	25,768
Accrued ad valorem tax	15,379
Accrued liabilities	9,147
Short-term debt	153,000
Other current liabilities	356
Total current liabilities	215,426
Long-term liabilities:
Other	696
Total liabilities	216,122
Partners' capital:
General partner	247,777
Total partners' capital	1,593,685
Total liabilities and partners' capital	1,809,807
Common Unitholders Public
Partners' capital:
Common unitholders - (46,024,054 units issued and outstanding, Antero 29,940,957 units issued and outstanding)	1,090,453
Total partners' capital	1,090,453
Common Unitholder Antero
Partners' capital:
Common unitholders - (46,024,054 units issued and outstanding, Antero 29,940,957 units issued and outstanding)	74,013
Total partners' capital	74,013
Subordinated Unitholder Antero
Partners' capital:
Subordinated unitholder - Antero (75,940,957 units issued and outstanding)	181,442
Total partners' capital	$ 181,442